Document and Entity Information (USD $)	3 Months Ended
	Jun. 30, 2013	Jul. 16, 2013	Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	WRITERS GROUP FILM CORP.
Entity Central Index Key	0001413547
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,245,945,787
Entity Public Float			$ 1,700,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013